Vessels, net/Assets held for sale (Tables)	12 Months Ended
Dec. 31, 2024
Vessels, net/Assets held for sale [Abstract]
Assets Held for Sale
Assets held for sale
Balance December 31, 2022	$—
Assets held for sale	38,656,048
Balance December 31, 2023	$38,656,048
Asset’s disposal	(38,656,048)
Assets held for sale	69,430,788
Balance December 31, 2024	$69,430,788

Vessels [Member]
Vessels, net/Assets held for sale [Abstract]
Vessels, net
(a)  Vessels, net: The amounts in the accompanying consolidated balance sheets are analyzed as follows:

	Vessel Cost	Accumulated depreciation	Net Book Value
Balance December 31, 2022	$372,382,480	$(28,974,014)	$343,408,466
— Acquisitions, improvements, and other vessel costs	418,520	—	418,520
— Transfer to Assets held for sale (b)	(45,205,666)	7,376,974	(37,828,692)
— Vessel disposals	(65,528,981)	8,970,086	(56,558,895)
— Period depreciation	—	(19,902,403)	(19,902,403)
Balance December 31, 2023	262,066,353	(32,529,357)	229,536,996
— Acquisitions, improvements, and other vessel costs	71,838,073	—	71,838,073
— Transfer to Assets held for sale (b)	(48,027,623)	10,233,199	(37,794,424)
— Vessel disposals	(57,997,284)	8,420,635	(49,576,649)
— Period depreciation	—	(13,560,803)	(13,560,803)
Balance December 31, 2024	$227,879,519	$(27,436,326)	$200,443,193

Energiepark Heringen-Philippsthal WP HP GmbH & Co, KG [Member]
Vessels, net/Assets held for sale [Abstract]
Disposal Group
The Company’s subsidiary Energiepark Heringen-Philippsthal WP HP GmbH & Co, KG, which operates a windfarm in Germany, met the held for sale criteria as of December 31, 2024. The Company intends to sell this subsidiary to an investment fund to which the Company will provide investment advisory services, when investors have committed to provide a sufficient amount of equity to the fund. Management expects this to be the case in 2025.  As a result, the disposal group was measured at fair value.

In thousands	December 31, 2024

Goodwill	$3,239
Property and equipment	29,883
Intangible assets	567
Accounts receivable trade, net and other current assets	288
Cash and cash equivalents	720
Assets held for sale	$34,697

Long-term debt, net	$15,685
Deferred tax liabilities	1,228
Accounts payable and other current liabilities	743
Liabilities directly associated with assets held for sale	$17,656